DEBT - Debt Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Bank debt obligations		$ 4,100		$ 2,418
Amount issued under tranche		3,450	$ 1,700	965
Less: fair value ascribed to conversion feature and warrants		(1,523)		(564)
Plus: accretion of implied interest		(324)		(5)
Total		2,251		406
Total debt	$ 10,451	6,351		2,824
Less: Current portion of debt		(4,100)		(1,664)
Long-term debt	$ 10,451	2,251		1,160
Bank Line Of Credit [Member]
Debt Instrument [Line Items]
Bank debt obligations		1,978		1,000
Bank Promissory Note [Member]
Debt Instrument [Line Items]
Bank debt obligations		$ 2,122		$ 1,418